INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Revenue
Rent	$ 111,776,843		$ 133,809,671
Interest and other	4,528,841		5,092,623
Operating Partnerships Revenues	116,305,684		138,902,294
Expenses
Interest	22,696,497		28,620,800
Depreciation and amortization	30,995,689		36,149,060
Taxes and insurance	14,155,041		16,948,203
Repairs and maintenance	23,031,379		25,528,297
Operating expenses	38,937,669		48,235,197
Impairment loss	0		0
Other expenses	2,310,183		2,884,680
Operating Partnerships Total Expenses	132,126,458		158,366,237
NET INCOME (LOSS)	(15,820,774)		(19,463,943)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(11,941,106)	[1]	(14,509,277)	[2]
Net income (loss) allocated to other partners	(3,879,668)		(4,954,666)
Series Twenty [Member]
Revenue
Rent	1,185,836		1,217,816
Interest and other	47,917		48,847
Operating Partnerships Revenues	1,233,753		1,266,663
Expenses
Interest	103,823		115,541
Depreciation and amortization	319,299		319,062
Taxes and insurance	133,186		138,980
Repairs and maintenance	340,694		320,889
Operating expenses	484,527		470,123
Impairment loss	0		0
Other expenses	16,039		9,439
Operating Partnerships Total Expenses	1,397,568		1,374,034
NET INCOME (LOSS)	(163,815)		(107,371)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(109,408)	[1]	(71,803)	[2]
Net income (loss) allocated to other partners	(54,407)		(35,568)
Series Twenty One [Member]
Revenue
Rent	501,207		1,867,952
Interest and other	3,473		7,857
Operating Partnerships Revenues	504,680		1,875,809
Expenses
Interest	42,173		490,826
Depreciation and amortization	83,029		318,863
Taxes and insurance	65,006		191,753
Repairs and maintenance	108,441		263,021
Operating expenses	185,059		520,312
Impairment loss	0		0
Other expenses	0		98,655
Operating Partnerships Total Expenses	483,708		1,883,430
NET INCOME (LOSS)	20,972		(7,621)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	[1]	(28,188)	[2]
Net income (loss) allocated to other partners	20,972		20,567
Series Twenty Two [Member]
Revenue
Rent	779,764		1,919,368
Interest and other	43,150		62,291
Operating Partnerships Revenues	822,914		1,981,659
Expenses
Interest	72,934		313,777
Depreciation and amortization	179,088		444,060
Taxes and insurance	119,915		322,692
Repairs and maintenance	237,302		453,646
Operating expenses	285,458		637,044
Impairment loss	0		0
Other expenses	13,232		66,694
Operating Partnerships Total Expenses	907,929		2,237,913
NET INCOME (LOSS)	(85,015)		(256,254)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(57,309)	[1]	(209,033)	[2]
Net income (loss) allocated to other partners	(27,706)		(47,221)
Series Twenty Three [Member]
Revenue
Rent	2,536,702		4,026,811
Interest and other	89,120		131,358
Operating Partnerships Revenues	2,625,822		4,158,169
Expenses
Interest	275,105		595,453
Depreciation and amortization	982,215		998,721
Taxes and insurance	392,801		584,252
Repairs and maintenance	502,492		901,765
Operating expenses	1,088,431		1,486,530
Impairment loss	0		0
Other expenses	39,202		73,654
Operating Partnerships Total Expenses	3,280,246		4,640,375
NET INCOME (LOSS)	(654,424)		(482,206)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(372,667)	[1]	(91,241)	[2]
Net income (loss) allocated to other partners	(281,757)		(390,965)
Series Twenty Four [Member]
Revenue
Rent	1,202,358		1,185,807
Interest and other	23,919		21,856
Operating Partnerships Revenues	1,226,277		1,207,663
Expenses
Interest	121,338		133,847
Depreciation and amortization	351,255		354,174
Taxes and insurance	121,189		121,745
Repairs and maintenance	312,955		297,226
Operating expenses	474,834		498,805
Impairment loss	0		0
Other expenses	20,286		11,000
Operating Partnerships Total Expenses	1,401,857		1,416,797
NET INCOME (LOSS)	(175,580)		(209,134)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(146,078)	[1]	(175,016)	[2]
Net income (loss) allocated to other partners	(29,502)		(34,118)
Series Twenty Five [Member]
Revenue
Rent	869,428		855,551
Interest and other	32,201		20,571
Operating Partnerships Revenues	901,629		876,122
Expenses
Interest	84,140		87,463
Depreciation and amortization	170,873		164,447
Taxes and insurance	98,899		100,077
Repairs and maintenance	206,013		173,689
Operating expenses	350,467		341,298
Impairment loss	0		0
Other expenses	8,889		10,814
Operating Partnerships Total Expenses	919,281		877,788
NET INCOME (LOSS)	(17,652)		(1,666)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(70,287)	[1]	(51,562)	[2]
Net income (loss) allocated to other partners	52,635		49,896
Series Twenty Six [Member]
Revenue
Rent	2,376,345		2,669,145
Interest and other	59,021		84,503
Operating Partnerships Revenues	2,435,366		2,753,648
Expenses
Interest	374,082		428,375
Depreciation and amortization	618,827		697,838
Taxes and insurance	341,777		372,572
Repairs and maintenance	640,467		815,668
Operating expenses	896,421		1,060,538
Impairment loss	0		0
Other expenses	15,500		15,500
Operating Partnerships Total Expenses	2,887,074		3,390,491
NET INCOME (LOSS)	(451,708)		(636,843)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(461,073)	[1]	(600,059)	[2]
Net income (loss) allocated to other partners	9,365		(36,784)
Series Twenty Seven [Member]
Revenue
Rent	4,652,943		4,469,724
Interest and other	43,508		53,695
Operating Partnerships Revenues	4,696,451		4,523,419
Expenses
Interest	874,561		929,956
Depreciation and amortization	916,029		924,307
Taxes and insurance	602,180		529,607
Repairs and maintenance	825,870		815,165
Operating expenses	1,405,937		1,336,544
Impairment loss	0		0
Other expenses	48,712		45,967
Operating Partnerships Total Expenses	4,673,289		4,581,546
NET INCOME (LOSS)	23,162		(58,127)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(226,075)	[1]	(259,374)	[2]
Net income (loss) allocated to other partners	249,237		201,247
Series Twenty Eight [Member]
Revenue
Rent	1,621,261		3,183,563
Interest and other	34,516		71,396
Operating Partnerships Revenues	1,655,777		3,254,959
Expenses
Interest	171,663		463,092
Depreciation and amortization	503,916		939,289
Taxes and insurance	198,050		391,411
Repairs and maintenance	381,359		533,271
Operating expenses	912,589		1,418,059
Impairment loss	0		0
Other expenses	0		9,800
Operating Partnerships Total Expenses	2,167,577		3,754,922
NET INCOME (LOSS)	(511,800)		(499,963)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(533,920)	[1]	(540,340)
Net income (loss) allocated to other partners	22,120		40,377
Series Twenty Nine [Member]
Revenue
Rent	1,976,028		2,898,160
Interest and other	182,610		197,710
Operating Partnerships Revenues	2,158,638		3,095,870
Expenses
Interest	457,017		817,904
Depreciation and amortization	535,120		721,976
Taxes and insurance	321,634		428,456
Repairs and maintenance	433,100		572,581
Operating expenses	843,779		1,156,241
Impairment loss	0		0
Other expenses	27,700		36,460
Operating Partnerships Total Expenses	2,618,350		3,733,618
NET INCOME (LOSS)	(459,712)		(637,748)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(442,926)	[1]	(594,731)
Net income (loss) allocated to other partners	(16,786)		(43,017)
Series Thirty [Member]
Revenue
Rent	1,493,470		3,714,407
Interest and other	143,545		72,038
Operating Partnerships Revenues	1,637,015		3,786,445
Expenses
Interest	165,357		372,442
Depreciation and amortization	405,307		791,658
Taxes and insurance	200,403		449,833
Repairs and maintenance	364,975		630,308
Operating expenses	696,234		2,111,960
Impairment loss	0		0
Other expenses	6,747		18,054
Operating Partnerships Total Expenses	1,839,023		4,374,255
NET INCOME (LOSS)	(202,008)		(587,810)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(174,671)	[1]	(378,697)
Net income (loss) allocated to other partners	(27,337)		(209,113)
Series Thirty One [Member]
Revenue
Rent	3,857,615		5,626,027
Interest and other	136,085		127,941
Operating Partnerships Revenues	3,993,700		5,753,968
Expenses
Interest	346,210		626,969
Depreciation and amortization	1,077,795		1,302,626
Taxes and insurance	606,394		858,669
Repairs and maintenance	710,461		1,087,384
Operating expenses	1,763,442		2,430,076
Impairment loss	0		0
Other expenses	21,482		24,182
Operating Partnerships Total Expenses	4,525,784		6,329,906
NET INCOME (LOSS)	(532,084)		(575,938)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(551,230)	[1]	(621,755)	[2]
Net income (loss) allocated to other partners	19,146		45,817
Series Thirty Two [Member]
Revenue
Rent	3,937,997		5,204,561
Interest and other	522,343		164,924
Operating Partnerships Revenues	4,460,340		5,369,485
Expenses
Interest	679,912		1,156,200
Depreciation and amortization	1,225,244		1,794,269
Taxes and insurance	491,697		660,910
Repairs and maintenance	756,911		873,026
Operating expenses	1,518,818		1,939,605
Impairment loss	0		0
Other expenses	280,517		312,489
Operating Partnerships Total Expenses	4,953,099		6,736,499
NET INCOME (LOSS)	(492,759)		(1,367,014)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(513,975)	[1]	(1,317,109)	[2]
Net income (loss) allocated to other partners	21,216		(49,905)
Series Thirty Three [Member]
Revenue
Rent	2,587,763		3,425,638
Interest and other	90,053		126,626
Operating Partnerships Revenues	2,677,816		3,552,264
Expenses
Interest	446,506		663,809
Depreciation and amortization	726,280		992,997
Taxes and insurance	343,569		397,900
Repairs and maintenance	491,833		508,567
Operating expenses	1,017,937		1,385,183
Impairment loss	0		0
Other expenses	106,005		140,488
Operating Partnerships Total Expenses	3,132,130		4,088,944
NET INCOME (LOSS)	(454,314)		(536,680)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(250,938)	[1]	(326,229)	[2]
Net income (loss) allocated to other partners	(203,376)		(210,451)
Series Thirty Four [Member]
Revenue
Rent	2,461,028		3,177,735
Interest and other	71,256		202,682
Operating Partnerships Revenues	2,532,284		3,380,417
Expenses
Interest	391,137		539,486
Depreciation and amortization	647,172		865,727
Taxes and insurance	335,716		411,480
Repairs and maintenance	487,407		553,851
Operating expenses	1,000,614		1,331,549
Impairment loss	0		0
Other expenses	10,300		10,300
Operating Partnerships Total Expenses	2,872,346		3,712,393
NET INCOME (LOSS)	(340,062)		(331,976)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(360,810)	[1]	(402,243)	[2]
Net income (loss) allocated to other partners	20,748		70,267
Series Thirty Five [Member]
Revenue
Rent	5,117,009		6,331,295
Interest and other	187,870		271,268
Operating Partnerships Revenues	5,304,879		6,602,563
Expenses
Interest	1,128,100		1,367,800
Depreciation and amortization	1,617,552		1,873,876
Taxes and insurance	637,437		918,116
Repairs and maintenance	780,180		1,073,685
Operating expenses	1,725,195		2,195,830
Impairment loss	0		0
Other expenses	63,200		98,918
Operating Partnerships Total Expenses	5,951,664		7,528,225
NET INCOME (LOSS)	(646,785)		(925,662)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(403,942)		(579,167)	[2]
Net income (loss) allocated to other partners	(242,843)		(346,495)
Series Thirty Six [Member]
Revenue
Rent	3,882,110		4,831,977
Interest and other	100,935		213,639
Operating Partnerships Revenues	3,983,045		5,045,616
Expenses
Interest	716,386		938,402
Depreciation and amortization	1,292,043		1,534,818
Taxes and insurance	563,732		692,211
Repairs and maintenance	591,114		882,040
Operating expenses	1,502,446		1,810,123
Impairment loss	0		0
Other expenses	80,836		157,147
Operating Partnerships Total Expenses	4,746,557		6,014,741
NET INCOME (LOSS)	(763,512)		(969,125)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(381,014)	[1]	(567,327)	[2]
Net income (loss) allocated to other partners	(382,498)		(401,798)
Series Thirty Seven [Member]
Revenue
Rent	4,887,918		4,713,775
Interest and other	224,158		197,977
Operating Partnerships Revenues	5,112,076		4,911,752
Expenses
Interest	979,187		1,034,694
Depreciation and amortization	1,536,522		1,521,527
Taxes and insurance	762,488		805,387
Repairs and maintenance	948,457		857,626
Operating expenses	2,099,524		2,251,017
Impairment loss	0		0
Other expenses	120,646		159,590
Operating Partnerships Total Expenses	6,446,824		6,629,841
NET INCOME (LOSS)	(1,334,748)		(1,718,089)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(973,078)	[1]	(1,274,223)	[2]
Net income (loss) allocated to other partners	(361,670)		(443,866)
Series Thirty Eight [Member]
Revenue
Rent	4,461,135		4,779,926
Interest and other	168,050		179,331
Operating Partnerships Revenues	4,629,185		4,959,257
Expenses
Interest	870,411		918,655
Depreciation and amortization	1,082,815		1,183,265
Taxes and insurance	530,136		572,145
Repairs and maintenance	915,337		956,683
Operating expenses	1,760,555		1,804,257
Impairment loss	0		0
Other expenses	85,767		91,774
Operating Partnerships Total Expenses	5,245,021		5,526,779
NET INCOME (LOSS)	(615,836)		(567,522)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(401,471)	[1]	(403,406)	[2]
Net income (loss) allocated to other partners	(214,365)		(164,116)
Series Thirty Nine [Member]
Revenue
Rent	2,910,257		3,734,564
Interest and other	141,742		234,097
Operating Partnerships Revenues	3,051,999		3,968,661
Expenses
Interest	586,862		745,647
Depreciation and amortization	688,543		1,020,047
Taxes and insurance	301,988		462,005
Repairs and maintenance	599,784		680,957
Operating expenses	1,261,653		1,614,834
Impairment loss	0		0
Other expenses	106,939		128,784
Operating Partnerships Total Expenses	3,545,769		4,652,274
NET INCOME (LOSS)	(493,770)		(683,613)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(283,760)	[1]	(503,080)	[2]
Net income (loss) allocated to other partners	(210,010)		(180,533)
Series Forty [Member]
Revenue
Rent	8,988,443		9,878,718
Interest and other	274,699		447,725
Operating Partnerships Revenues	9,263,142		10,326,443
Expenses
Interest	2,623,328		3,028,343
Depreciation and amortization	2,297,137		2,582,120
Taxes and insurance	1,278,199		1,458,206
Repairs and maintenance	1,459,904		1,694,802
Operating expenses	2,139,931		2,771,878
Impairment loss	0		0
Other expenses	88,325		120,338
Operating Partnerships Total Expenses	9,886,824		11,655,687
NET INCOME (LOSS)	(623,682)		(1,329,244)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(485,428)	[1]	(795,406)	[2]
Net income (loss) allocated to other partners	(138,254)		(533,838)
Series Forty One [Member]
Revenue
Rent	12,011,209		12,178,082
Interest and other	362,739		455,280
Operating Partnerships Revenues	12,373,948		12,633,362
Expenses
Interest	3,198,557		3,421,146
Depreciation and amortization	2,904,618		2,994,036
Taxes and insurance	1,530,747		1,542,802
Repairs and maintenance	2,347,072		2,102,021
Operating expenses	2,864,489		3,274,025
Impairment loss	0		0
Other expenses	331,540		335,957
Operating Partnerships Total Expenses	13,177,023		13,669,987
NET INCOME (LOSS)	(803,075)		(1,036,625)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(652,535)	[1]	(556,039)	[2]
Net income (loss) allocated to other partners	(150,540)		(480,586)
Series Forty Two [Member]
Revenue
Rent	7,616,395		10,209,179
Interest and other	436,587		332,895
Operating Partnerships Revenues	8,052,982		10,542,074
Expenses
Interest	1,728,329		2,332,402
Depreciation and amortization	2,165,627		2,679,560
Taxes and insurance	935,026		1,103,980
Repairs and maintenance	2,050,409		2,048,590
Operating expenses	2,287,940		3,265,258
Impairment loss	0		0
Other expenses	303,017		339,194
Operating Partnerships Total Expenses	9,470,348		11,768,984
NET INCOME (LOSS)	(1,417,366)		(1,226,910)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(820,041)	[1]	(896,588)	[2]
Net income (loss) allocated to other partners	(597,325)		(330,322)
Series Forty Three [Member]
Revenue
Rent	7,586,036		10,072,737
Interest and other	410,256		452,855
Operating Partnerships Revenues	7,996,292		10,525,592
Expenses
Interest	1,466,381		2,221,745
Depreciation and amortization	2,577,315		3,030,459
Taxes and insurance	820,521		1,042,600
Repairs and maintenance	1,888,325		1,973,044
Operating expenses	2,921,473		3,561,520
Impairment loss	0		0
Other expenses	83,350		148,173
Operating Partnerships Total Expenses	9,757,365		11,977,541
NET INCOME (LOSS)	(1,761,073)		(1,451,949)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(980,275)	[1]	(693,868)	[2]
Net income (loss) allocated to other partners	(780,798)		(758,081)
Series Forty Four [Member]
Revenue
Rent	7,672,594		7,520,393
Interest and other	301,391		318,360
Operating Partnerships Revenues	7,973,985		7,838,753
Expenses
Interest	2,015,917		2,132,113
Depreciation and amortization	2,052,878		2,046,094
Taxes and insurance	560,059		579,704
Repairs and maintenance	1,587,593		1,352,833
Operating expenses	2,450,076		2,509,667
Impairment loss	0		0
Other expenses	102,792		85,953
Operating Partnerships Total Expenses	8,769,315		8,706,364
NET INCOME (LOSS)	(795,330)		(867,611)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(612,970)	[1]	(645,418)	[2]
Net income (loss) allocated to other partners	(182,360)		(222,193)
Series Forty Five [Member]
Revenue
Rent	8,630,960		8,302,134
Interest and other	182,275		322,843
Operating Partnerships Revenues	8,813,235		8,624,977
Expenses
Interest	1,399,484		1,477,829
Depreciation and amortization	2,530,687		2,523,338
Taxes and insurance	1,056,860		1,002,510
Repairs and maintenance	1,864,206		1,991,497
Operating expenses	2,954,780		3,012,417
Impairment loss	0		0
Other expenses	237,084		214,116
Operating Partnerships Total Expenses	10,043,101		10,221,707
NET INCOME (LOSS)	(1,229,866)		(1,596,730)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(843,380)	[1]	(912,947)	[2]
Net income (loss) allocated to other partners	(386,486)		(683,783)
Series Forty Six [Member]
Revenue
Rent	5,973,032		5,814,626
Interest and other	215,422		272,058
Operating Partnerships Revenues	6,188,454		6,086,684
Expenses
Interest	1,377,597		1,266,884
Depreciation and amortization	1,508,503		1,529,906
Taxes and insurance	805,432		808,200
Repairs and maintenance	1,198,718		1,114,462
Operating expenses	2,045,060		2,040,504
Impairment loss	0		0
Other expenses	92,076		121,240
Operating Partnerships Total Expenses	7,027,386		6,881,196
NET INCOME (LOSS)	(838,932)		(794,512)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(831,845)	[1]	(1,014,428)	[2]
Net income (loss) allocated to other partners	$ (7,087)		$ 219,916

[1]	Amounts include $109,408, $0, $57,309, $372,667, $146,078, $70,287, $461,073, $226,075, $533,920, $442,926, $174,671, $551,230, $513,975, $250,938, $360,810, $403,942, $381,014, $973,078, $401,471, $283,760, $485,428, $652,535, $820,041, $980,275, $612,970, $674,036 and $677,325 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $71,803, $28,188, $209,033, $91,241, $175,016, $51,562, $600,059, $259,374, $540,340, $594,731, $378,697, $621,755, $1,317,109, $326,229, $402,243, $579,167, $567,327, $1,274,223, $403,406, $503,080, $795,406, $556,039, $896,588, $666,281, $645,418, $673,720 and $315,077 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.